April 8, 2014

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:    HC Capital Trust (“Registrant”)

1933 Act Registration No. 33 87762

1940 Act Registration No. 811 8918

Filing pursuant to Rule 497(e)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, please find enclosed herewith for filing the interactive data file included as an exhibit to this filing relating to the prospectuses supplement for the Registrant that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 27, 2014 (Accession No. 0001193125-14-118363), which is incorporated herein by reference.

Very truly yours,

/s/ Don Felice

Don Felice

Enclosure

cc: Colette Bergman – Hirtle Callaghan & Co, Inc.